FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Cash held in Trust Account		$ 334,439,154	$ 334,319,993
Cash and marketable securities held in Trust Account	$ 33,034,062	2,040	1,138
Warrant Liability	2,112,863	13,733,608	36,975,099
Interest income from trust account	706,648
U.S. Treasury Bills
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,439,154
Gross Holding Gain		6,468
Fair Value		334,445,622
Level 1 | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability		8,689,608	23,395,099
Level 1 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability		5,044,000	$ 13,580,000
Level 1 | Recurring
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account	33,034,062	334,441,194
Level 1 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	1,336,863	8,689,608
Level 2 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	$ 776,000	$ 5,044,000